Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 11,115
2023	10,226
2024	7,953
2025	7,205
2026	6,726
2027 and thereafter	14,923
Total undiscounted cash flows	58,148
Less imputed interest	8,570
Present value of lease liabilities	$ 49,578